Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
General
General
The company’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America. These require the use of estimates and assumptions that affect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto, including discussion and disclosure of contingent liabilities. Although the company uses its best estimates and judgments, actual results could differ from these estimates as circumstances change and additional information becomes known. Prior years’ data have been reclassified in certain cases to conform to the 2023 presentation basis.

Subsidiary and Affiliated Companies
Subsidiary and Affiliated Companies
The Consolidated Financial Statements include the accounts of controlled subsidiary companies more than 50 percent-owned and any variable interest entities in which the company is the primary beneficiary. Undivided interests in oil and gas joint ventures and certain other assets are consolidated on a proportionate basis. Investments in and advances to affiliates in which the company has a substantial ownership interest of approximately 20 percent to 50 percent, or for which the company exercises significant influence but not control over policy decisions, are accounted for by the equity method.
Investments in affiliates are assessed for possible impairment when events indicate that the fair value of the investment may be below the company’s carrying value. When such a condition is deemed to be other than temporary, the carrying value of the investment is written down to its fair value, and the amount of the write-down is included in net income. In making the determination as to whether a decline is other than temporary, the company considers such factors as the duration and extent of the decline, the investee’s financial performance, and the company’s ability and intention to retain its investment for a period that will be sufficient to allow for any anticipated recovery in the investment’s market value. The new cost basis of investments in these equity investees is not changed for subsequent recoveries in fair value.
Differences between the company’s carrying value of an equity investment and its underlying equity in the net assets of the affiliate are assigned to the extent practicable to specific assets and liabilities based on the company’s analysis of the various factors giving rise to the difference. When appropriate, the company’s share of the affiliate’s reported earnings is adjusted quarterly to reflect the difference between these allocated values and the affiliate’s historical book values.

Noncontrolling Interests
Noncontrolling Interests
Ownership interests in the company’s subsidiaries held by parties other than the parent are presented separately from the parent’s equity on the Consolidated Balance Sheet. The amount of consolidated net income attributable to the parent and the noncontrolling interests are both presented on the face of the Consolidated Statement of Income and Consolidated Statement of Equity. Included within noncontrolling interest is redeemable noncontrolling interest.

Fair Value Measurements
Fair Value Measurements
The three levels of the fair value hierarchy of inputs the company uses to measure the fair value of an asset or a liability are as follows. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability. Level 3 inputs are inputs that are not observable in the market.

Derivatives
Derivatives

The majority of the company’s activity in derivative commodity instruments is intended to manage the financial risk posed by physical transactions. For some of this derivative activity, the company may elect to apply fair value or cash flow hedge accounting with changes in fair value recorded as components of accumulated other comprehensive income (loss). For other similar derivative instruments, generally because of the short-term nature of the contracts or their limited use, the company does not apply hedge accounting, and changes in the fair value of those contracts are reflected in current income. For the company’s commodity trading activity, gains and losses from derivative instruments are reported in current income. The company may enter into interest rate swaps from time to time as part of its overall strategy to manage the interest rate risk on its debt. Interest rate swaps related to a portion of the company’s fixed-rate debt, if any, may be accounted for as fair value hedges. Interest rate swaps related to floating-rate debt, if any, are recorded at fair value on the balance sheet with resulting gains and losses reflected in income. Where Chevron is a party to master netting arrangements, fair value receivable and payable amounts recognized for derivative instruments executed with the same counterparty are generally offset on the balance sheet.

Inventories
Inventories

Crude
oil
, products and chemicals inventories are generally stated at cost, using a last-in,
first-out
method. In the aggregate, these costs are below market. “Materials, supplies and other” inventories are primarily stated at cost or net realizable value.

Properties, Plant and Equipment
Properties, Plant and Equipment
The successful efforts method is used for crude oil and natural gas exploration and production activities. All costs for development wells, related plant and equipment, proved mineral interests in crude oil and natural gas properties, and related asset retirement obligation (ARO) assets are capitalized. Costs of exploratory wells are capitalized pending determination of whether the wells found proved reserves. Costs of wells that are assigned proved reserves remain capitalized. Costs also are capitalized for exploratory wells that have found crude oil and natural gas reserves even if the reserves cannot be classified as proved when the drilling is completed, provided the exploratory well has found a sufficient quantity of reserves to justify its completion as a producing well and the company is making sufficient progress assessing the reserves and the economic and operating viability of the project. All other exploratory wells and costs are expensed. Refer to
Note 21 Accounting for Suspended Exploratory Wells
for additional discussion of accounting for suspended exploratory well costs.
Long-lived assets to be held and used, including proved crude oil and natural gas properties, are assessed for possible impairment by comparing their carrying values with their associated undiscounted, future net cash flows. Events that can trigger assessments for possible impairments include write-downs of proved reserves based on field performance, significant decreases in the market value of an asset (including changes to the commodity price forecast or carbon costs), significant change in the extent or manner of use of or a physical change in an asset, and a more likely than not expectation that a long-lived asset or asset group will be sold or otherwise disposed of significantly sooner than the end of its previously estimated useful life. Impaired assets are written down to their estimated fair values, generally their discounted, future net cash flows. For proved crude oil and natural gas properties, the company performs impairment reviews on a country, concession, PSC, development area or field basis, as appropriate. In downstream, impairment reviews are performed on the basis of a refinery, a plant, a marketing/lubricants area or distribution area, as appropriate. Impairment amounts are recorded as incremental “Depreciation, depletion and amortization” expense.
Long-lived assets that are held for sale are evaluated for possible impairment by comparing the carrying value of the asset with its fair value less the cost to sell. If the net book value exceeds the fair value less cost to sell, the asset is considered impaired and adjusted to the lower value. Refer to
Note 9 Fair Value Measurements
relating to fair value measurements. The fair value of a liability for an ARO is recorded as an asset and a liability when there is a legal obligation associated with the retirement of a long-lived asset and the amount can be reasonably estimated. Refer also to
Note 25 Asset Retirement Obligations
relating to AROs.
Depreciation and depletion of all capitalized costs of proved crude oil and natural gas producing properties, except mineral interests, are expensed using the unit-of-production
method, generally by individual field, as the proved developed reserves are produced. Depletion expenses for capitalized costs of proved mineral interests are recognized using the unit-of-production
method by individual field as the related proved reserves are produced. Impairments of capitalized costs of unproved mineral interests are expensed.
The capitalized costs of all other plant and equipment are depreciated or amortized over their estimated useful lives. In general, the declining-balance method is used to depreciate plant and equipment in the United States; the straight-line method is generally used to depreciate international plant and equipment and to amortize finance lease right-of-use
assets.
Gains or losses are not recognized for normal retirements of properties, plant and equipment subject to composite group amortization or depreciation. Gains or losses from abnormal retirements are recorded as expenses, and from sales as “Other income.”
Expenditures for maintenance (including those for planned major maintenance projects), repairs and minor renewals to maintain facilities in operating condition are generally expensed as incurred. Major replacements and renewals are capitalized.

Leases
Leases
Leases are classified as operating or finance leases. Both operating and finance leases recognize lease liabilities and associated right-of-use
assets. The company has elected the short-term lease exception and therefore only recognizes right-of-use
assets and lease liabilities for leases with a term greater than one year. The company has elected the practical expedient to not separate non-lease
components from lease components for most asset classes except for certain asset classes that have significant non-lease
(i.e., service) components.
Where leases are used in joint ventures, the company recognizes 100 percent of the right-of-use
assets and lease liabilities when the company is the sole signatory for the lease (in most cases, where the company is the operator of a joint venture). Lease costs reflect only the costs associated with the operator’s working interest share. The lease term includes the committed lease term identified in the contract, taking into account renewal and termination options that management is reasonably certain to exercise. The company uses its incremental borrowing rate as a proxy for the discount rate based on the term of the lease unless the implicit rate is available.

Goodwill
Goodwill
Goodwill resulting from a business combination is not subject to amortization. The company tests such goodwill at the reporting unit level for impairment annually at December 31, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

Environmental Expenditures
Environmental Expenditures
Environmental expenditures that relate to ongoing operations or to conditions caused by past operations are expensed. Expenditures that create future benefits or contribute to future revenue generation are capitalized.
Liabilities related to future remediation costs are recorded when environmental assessments or cleanups or both are probable and the costs can be reasonably estimated. For crude oil, natural gas and mineral-producing properties, a liability for an ARO is made in accordance with accounting standards for asset retirement and environmental obligations. Refer to
Note 25 Asset Retirement Obligations
for a discussion of the company’s AROs. For abandonment and decommissioning obligations related to previously sold assets, refer to
Note 24 Other Contingencies and Commitments
.
For U.S. federal Superfund sites and analogous sites under state laws, the company records a liability for its designated share of the probable and estimable costs, and probable amounts for other potentially responsible parties when mandated by the regulatory agencies because the other parties are not able to pay their respective shares. The gross amount of environmental liabilities is based on the company’s best estimate of future costs using currently available technology and applying current regulations and the company’s own internal environmental policies. Future amounts are not discounted. Recoveries or reimbursements are recorded as assets when receipt is reasonably assured.

Currency Translation
Currency Translation
The U.S. dollar is the functional currency for substantially all of the company’s consolidated operations and those of its equity affiliates. For those operations, all gains and losses from currency remeasurement are included in current period income. The cumulative translation effects for those few entities, both consolidated and affiliated, using functional currencies other than the U.S. dollar are included in “Currency translation adjustment” on the Consolidated Statement of Equity.

Revenue Recognition
Revenue Recognition
The company accounts for each delivery order of crude oil, NGLs, natural gas, petroleum and chemical products as a separate performance obligation. Revenue is recognized when the performance obligation is satisfied, which typically occurs at the point in time when control of the product transfers to the customer. Payment is generally due within 30 days of delivery. The company accounts for delivery transportation as a fulfillment cost, not a separate performance obligation, and recognizes these costs as an operating expense in the period when revenue for the related commodity is recognized.
Revenue is measured as the amount the company expects to receive in exchange for transferring commodities to the customer. The company’s commodity sales are typically based on prevailing market-based prices and may include discounts and allowances. Until market prices become known under terms of the company’s contracts, the transaction price included in revenue is based on the company’s estimate of the most likely outcome.
Discounts and allowances are estimated using a combination of historical and recent data trends. When deliveries contain multiple products, an observable standalone selling price is generally used to measure revenue for each product. The company includes estimates in the transaction price only to the extent that a significant reversal of revenue is not probable in subsequent periods.

Stock Options and Other Share-Based Compensation
Stock Options and Other Share-Based Compensation
The company issues stock options and other share-based compensation to certain employees. For equity awards, such as stock options and certain restricted stock units, total compensation cost is based on the grant date fair value, and for liability awards, such as stock appreciation rights, total compensation cost is based on the settlement value. The company recognizes stock-based compensation expense for all awards over the service period required to earn the award, which is the shorter of the vesting period or the time period in which an employee becomes eligible to retain the award at retirement. The company’s Long-Term Incentive Plan (LTIP) awards include stock options and stock appreciation rights, which have graded vesting provisions by which one-third
of each award vests on each of the first, second and third anniversaries of the date of grant. In addition, performance shares granted under the company’s LTIP will vest at the end of the three-year performance period. For awards granted under the company’s LTIP beginning in 2017, stock options and stock appreciation rights have graded vesting by which one-third
of each award vests annually on each January 31 on or after the first anniversary of the grant date. Special restricted stock unit awards have cliff vesting by which the total award will vest on January 31 on or after the third anniversary of the grant date. Standard restricted stock unit awards have cliff vesting by which the total award will vest on January
31
on or after

the fifth anniversary of the grant date, subject to adjustment upon termination pursuant to the satisfaction of certain criteria. Commencing for grants issued in January 2023 and after, standard restricted stock units vest ratably on an annual basis over a three-year period. The company amortizes these awards on a straight-line basis.

Uncertain Income Tax Positions
Uncertain Income Tax Positions
The company recognizes a tax benefit in the financial statements for an uncertain tax position only if management’s assessment is that the position is more likely than not (i.e., a likelihood greater than 50 percent) to be allowed by the tax jurisdiction based solely on the technical merits of the position. The term “tax position” in the accounting standards for income taxes refers to a position in a previously filed tax return or a position expected to be taken in a future tax return that is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods.